UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SEMI-ANNUAL SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

415 Madison Avenue, 16th floor, New York, NY 10017-7936
(Address of principal executive offices)

I. Robert Harris, c/o Kantor Davidoff Mandelker Twomey Gallanty & Olenick P.C.
415 Madison Avenue, 16th floor, New York, NY 10017-7936
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end: April 30, 2015

Date of reporting period: October 31, 2014

Item 1.	Reports to Stockholders.

Attached on the following pages is a copy of the registrant’s semi-annual report as of October 31, 2014 transmitted to stockholders.

TRIDAN CORP.

P.O. Box 634, New City, N.Y. 10956
(212) 239-0515

SEMI-ANNUAL REPORT

December 29, 2014

Dear Shareholder:

This semi-annual report of Tridan Corp. covers the six-month period from May 1, 2014 to October 31, 2014.  As part of this report, we enclose the unaudited financial report for that six-month period and for the corresponding period in 2013.

A schedule of the company’s portfolio holdings at October 31, 2014, consisting entirely of municipal obligations, is included in the financial report.  The company invests exclusively in non-voting securities.  The company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The company’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  They may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The net asset value per share at October 31, 2014 was $12.53, compared with $12.50 at October 31, 2013.  Net investment income per share was $.13 for the six-month period ended October 31, 2014, compared with $.13 for the six-month period ended October 31, 2013.

At the company’s last annual meeting on July 15, 2014, the reappointment of WeiserMazars LLP as the company’s auditors for the fiscal year ending April 30, 2015 was ratified by the shareholders as follows:

Shares Voted For	2,609,192.6610
Shares Voted Against	None
Shares Abstaining	None

Tridan Corp.
December 29, 2014
Page – 2 –

Also at the last annual meeting, the incumbent directors, all of whom are named below, were all reelected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and have qualified.

	Shares Voted For	Shares Withheld

Mark Goodman	2,608,918.4320	274.2290
Peter Goodman	“	“
Paul Kramer	“	“
Jay S. Negin	“	“
Warren F. Pelton	“	“
Russell J. Stoever	“	“

During the six-month period ended October 31, 2014, no director or officer received any compensation from the company except for fees of $6,000 paid to each director, plus an additional $2,500 to Paul Kramer as chairman of the audit committee.  All executive officers of the company as a group (two persons) received compensation (comprised solely of said directors’ fees) aggregating $12,000 during said period (which excludes professional fees paid to the law firm of which I. Robert Harris, secretary of the company, is a member).

At its meeting on June 12, 2014, the Board of Directors unanimously approved the renewal of the company’s investment advisory agreement with J.P. Morgan Investment Management Inc. for the period July 1, 2014 to June 30, 2015.  The board considered a variety of material factors and conclusions with respect thereto that formed the basis for the board’s approval, as discussed below.

Throughout the year, the directors received and analyzed a substantial quantity of comprehensive information and written materials, including ongoing analysis of Tridan's existing portfolio and Morgan's recommendations in light of its forecasts for the economy, employment trends, business conditions, federal rate moves, interest trends including comparisons between tax-exempt and taxable bonds, appropriate maturities, quality, yields, diversification, etc.  The directors subject Morgan's portfolio management to scrutiny at each board meeting, including examination of transactions completed since the prior meeting and an overview of the entire portfolio.  Written materials received by the directors before and during each meeting include reports, statistics, charts, graphs, performance records, comparisons with other funds and the like.  Morgan is constantly questioned at great length regarding its views, its recommendations and its performance.

Tridan Corp.
December 29, 2014
Page – 3 –

In addition to the foregoing, as requested by Tridan’s corporate counsel pursuant to Section 15(c) of the Investment Company Act of 1940, Morgan submitted its audited financial statements and detailed information regarding Morgan's business, personnel and operations, advisory services, compensation matters, portfolio strategy, investment performance, sources of information, fee comparisons, compliance programs, and other matters of significance to the relationship between Tridan and its investment adviser, all of which material was furnished to each director.  The directors reviewed all of this material and discussed the same at length, as well as their own views on Morgan’s previous performance and relationship with Tridan, with particular attention to the following areas:

Investment Performance

At each meeting, the directors receive, review and discuss with Morgan’s representatives various data showing Tridan’s portfolio characteristics, including market value, average duration, credit quality, coupon, estimated annual income and yield statistics, and breakdown information regarding duration, credit, and investment sectors.  Morgan’s quarterly presentation also includes the portfolio performance over three months, year to date, one year, three years, five years and ten years, compared with the Lipper NY Intermediate Muni Debt Funds, JPMorgan NY Tax Free Bond Fund, Sanford Bernstein NY Muni Fund, and Barclays 1-17 Year NY Muni Bond Index.  Based on their review, the directors all agreed that Tridan’s relative investment performance has been satisfactory.

Nature, Extent and Quality of Service

The board’s analysis of the nature, extent and quality of Morgan’s services to Tridan was based on knowledge gained over time from discussions with management and at the board’s regular meetings.  In addition, the directors reviewed materials contained in Morgan’s response to Tridan’s 15(c) Questionnaire pursuant to the Investment Company Act of 1940, and its Form ADV under the Investment Advisers Act of 1940 concerning, among much other information, the qualifications, education and experience of Morgan’s personnel involved in rendering those services.  As Tridan’s investment adviser, Morgan manages the investment of the Company’s assets, including purchases and sales of securities, and arranges for the periodic transfer of cash required to pay expenses and make distributions to shareholders.  Morgan also provides clerical and bookkeeping services, and prepares and issues periodic reports and statements.  Its affiliate maintains custody of Tridan’s securities and provides access thereto upon request.  The board considered its adviser’s performance of these administrative and support services, including monitoring adherence to the company’s investment policies, guidelines and restrictions, Morgan’s responsiveness to requests by Tridan’s counsel for periodic information, reports and certifications required for compliance with securities laws and regulations, and maintaining and monitoring their respective compliance programs in light of today’s extensive regulatory requirements.  The board concluded that the nature, extent and quality of the services provided by Morgan to the company have been and continue to be appropriate and beneficial.

Tridan Corp.
December 29, 2014
Page – 4 –

Fees

Under its Investment Advisory Agreement with Morgan, Tridan pays an annual fee, computed and payable quarterly, equal to 0.28% (28 basis points) of its net assets under management.  The agreement requires Morgan to bear all expenses incurred by it in connection with its activities under the agreement, without any reimbursement from the company.  In addition, the annual charge made to Tridan for maintaining custody of the company’s securities, and for custodial-related services rendered by Morgan and its affiliates, is 0.02% (2 basis points) of the assets held in the custody account.  In light of the nature, extent and quality of the services received by Tridan from Morgan and its affiliated companies, and comparing the management fees charged by Morgan to other fixed-income investment companies managed by it, all of which are many times larger than Tridan, the Board considers Morgan’s management fee to Tridan to be reasonable.

After full consideration of the above factors, the board concluded unanimously that renewal of the investment advisory agreement with J.P. Morgan Investment Management Inc. was in the best interest of Tridan and its shareholders.

Sincerely,

TRIDAN CORP.

Peter Goodman, President

TRIDAN CORP.

FINANCIAL STATEMENTS

OCTOBER 31, 2014 AND 2013

TRIDAN CORP.

CONTENTS
OCTOBER 31, 2014 AND 2013

Contents
ACCOUNTANT’S COMPILATION REPORT
To the Shareholders and Board of Directors
Tridan Corp.

We have compiled the accompanying statements of assets and liabilities and schedules of investments in municipal obligations of Tridan Corp. as of October 31, 2014 and 2013, and the related statements of operations and changes in net assets for the six months then ended. We have not audited or reviewed the accompanying financial statements and, accordingly, do not express an opinion or provide any assurance about whether the financial statements are in accordance with accounting principles generally accepted in the United States of America.

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America and for designing, implementing, and maintaining internal control relevant to the preparation and fair presentation of the financial statements.

Our responsibility is to conduct the compilation in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. The objective of a compilation is to assist management in presenting financial information in the form of financial statements without undertaking to obtain or provide any assurance that there are no material modifications that should be made to the financial statements.

The statement of changes in net assets for the year ended April 30, 2014 was derived from financial statements that were audited by another accounting firm.  Their report, dated June 20, 2014, expressed an unqualified opinion thereon, but they have not performed any auditing procedures since that date.

We are not independent with respect to Tridan Corp.

SRV, CPA P.C.

Suffern, NY
December 11, 2014

Contents
TRIDAN CORP.

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2014 AND 2013

	2014	2013
Assets
Investments in municipal obligations, at fair value
(original cost - $37,515,093 and $37,533,263, respectively)
(amortized cost - $35,908,369 and $36,018,519, respectively)	$38,241,501	$38,229,588
Cash and cash equivalents	110,802	81,982
Prepaid expenses and other current assets	6,294	6,294
Accrued interest receivable	508,101	486,903

Total assets	$38,866,698	$38,804,767

Liabilities
Accrued liabilities
Accrued investment advisory fees	$66,864	$41,405
Accrued fees - affiliate	19,194	19,628
Accrued other	11,750	11,750
Dividend payable	-	35,973
Common stock redemption payable	-	11,218

Total liabilities	97,808	119,974

Net assets	$38,768,890	$38,684,793

Analysis of net assets
Common stock, at $.02 par value, 6,000,000 shares authorized	$63,982	$63,982
Paid-in capital	37,816,314	37,816,314
Treasury stock	(1,250,965)	(1,241,209)
Distributable earnings:
Over distributed net investment income	(210,759)	(192,413)
Undistributed capital (losses)	17,188	27,050
Unrealized appreciation of investments, net	2,333,130	2,211,069

Net assets [equivalent to $ 12.53 and $12.50 per share, respectively, based on 3,093,646.6357 shares and 3,094,423.8787 shares of common stock outstanding, respectively]	$38,768,890	$38,684,793

See accompanying notes and accountant's compilation report.

Contents
TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
SIX MONTHS ENDED OCTOBER 31, 2014 AND 2013

	2014			2013
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Insured
Ardsley New York Union Free
School District Unlimited Tax
4.00% due June 15, 2016	$460,000	$463,382	$486,570	$460,000	$465,578	$496,901

Bethlehem NY Central School District
Ref Unlimited Tax
5.0% due November 1, 2015	500,000	505,959	523,480	500,000	510,816	544,750

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2017	215,000	221,876	241,273	215,000	224,641	248,813

City of New York Transitional
Fin Bldg Aid Rev Fiscal 2007
5.00% due July 15, 2016	750,000	762,969	807,683	750,000	770,587	838,809

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2018	430,000	440,901	481,028	430,000	444,644	488,003

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2019	585,000	598,368	649,496	585,000	602,957	653,890

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Insd Sien College
(Par Call July 1, 2016 @100)
5.0% due July 1, 2020	1,000,000	1,021,929	1,074,040	1,000,000	1,025,800	1,107,180

N.Y.S. Dormitory Authority Revs
Non St Supported Debt St Johns Univ - Insd
5.25% due July 1, 2021	$1,000,000	$1,055,824	$1,197,770	$1,000,000	$1,064,180	$1,175,150

N.Y.S. Dormitory Authority Revs
City University Sys Ref Cons 5th Gen
5.5% due July 1, 2019	1,000,000	1,042,696	1,191,060	1,000,000	1,052,065	1,206,580

N.Y.S. Dormitory Authority Revs
5.5% due May 15, 2018	1,155,000	1,203,878	1,338,264	1,155,000	1,217,756	1,371,736

See accompanying notes and accountant's compilation report.

Contents
TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
SIX MONTHS ENDED OCTOBER 31, 2014 AND 2013

	2014			2013
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Insured (continued))
N.Y.S. Local Govt Assistance Corp Ref:
5.5% due April 1, 2017	240,000	246,650	259,500	240,000	249,168	268,006
5.5% due April 1, 2017	700,000	739,508	756,875	700,000	755,865	781,683

Pleasantville New York Public Impt
Unlimited Tax
5.0% due January 1, 2016	440,000	445,484	463,958	440,000	449,808	483,318

Commonwealth of Puerto Rico
Highway Transportation Auth Rev Ref
6.25% due July 1, 2016	185,000	191,022	191,498	185,000	194,608	191,177

Sachem Central School District
NY Holbrook Ref Unlimited Tax
5.25% due October 15, 2019	500,000	523,286	594,610	500,000	527,971	604,675

Sales Tax Receivable Corp
NY Public Impt.
(Par Call October 15, 2014 @100)
5.0% due October 15, 2017	$-	$-	$-	$275,000	$282,264	$287,315

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
5.5% due November 15, 2019	-	-	-	1,000,000	1,067,287	1,222,130

Sales Tax Receivable Corp
NY Public Impt.
(Par Call October 15, 2014 @100)
5.0% due October 15, 2021	-	-	-	200,000	187,183	208,798

State of NY Dormitory Auth
Personal Inc Tax Rev Ref Educ.
5.50 % due March 15, 2025	500,000	548,177	640,920	500,000	552,832	615,000

	9,660,000	10,011,909	10,898,025	11,135,000	11,646,010	12,793,914

Revenue Backed
City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2009
(Par Call June 15, 2018 @100)
5.625% due June 15, 2024	1,000,000	994,393	1,167,650	1,000,000	993,056	1,168,700

See accompanying notes and accountant's compilation report.

Contents
TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
SIX MONTHS ENDED OCTOBER 31, 2014 AND 2013

	2014			2013
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Revenue Backed (continued)
City of New York NY Transitional Finance
Auth Rev Sub Future Tax Secured
(Par Call November 1, 2019 @100):
5.00% due November 1, 2020	500,000	533,511	590,510	500,000	539,672	591,640

5.00% due November 1, 2021	1,000,000	1,066,282	1,180,910	1,000,000	1,079,293	1,163,580

NY City Transitional Financial Authority
Rev Future Tax
(Par Call November 1, 2022 @100)
5.00% due November 1, 2026	550,000	612,605	662,398	550,000	620,423	622,512

N.Y.S. Urban Development
Corp Rev Ref Svc Contract
5.00% due January 1, 2017	225,000	234,332	246,893	225,000	238,650	253,886

Nassau County
Gen Impt Unltd Tax
(Par Call October 1, 2020 @100)
4.00% due October 1, 2022	550,000	572,843	585,822	550,000	576,918	577,093

New York Environmental Facilities Corp
Pollution Control Rev St Water NYC 02
(Par Call June 15, 2016 @100)
5.00% due June 15, 2018	$1,000,000	$1,010,796	$1,074,730	$1,000,000	$1,017,371	$1,111,130

Pawling New York Central School
District Ref Unlimited Tax
4.00% due November 15, 2015	330,000	338,608	342,365	330,000	346,898	351,721

Cold Spring Harbor New York Central School
District Ref Unlimited Tax
5.00% due February 1, 2016	100,000	102,357	105,783	100,000	105,908	110,110

State of NY Local Gov't
(Par Call April 1, 2018 @100)
5.0% due April 1, 2019	200,000	208,230	228,490	200,000	211,317	231,922

Brookhaven New York
Unlimited Tax
5.00% due November 15, 2019	450,000	500,473	533,430	450,000	510,507	539,928

State of NY Dormitory Auth
State Pers. Inc. Tax
(Par Call March 15, 2018 @100)
5.00 % due March 15, 2022	750,000	772,513	847,613	750,000	780,490	851,573

See accompanying notes and accountant's compilation report.

Contents
TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
SIX MONTHS ENDED OCTOBER 31, 2014 AND 2013

	2014			2013
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Revenue Backed (continued)
State of NY Dormitory Auth
State Pers. Inc. Tax
5.5% due March 15, 2026	200,000	257,170	257,780	200,000	262,209	246,684

State of NY Dormitory Auth
Lease Rev
(Par Call August 15, 2020 @100)
5.00 % due August 15, 2023	420,000	424,949	490,804	420,000	425,932	478,468

New York, New York
Unlimited Tax
(Par Call August 1, 2020 @100)
5.00 % due August 1, 2023	510,000	552,420	596,221	510,000	559,809	583,726

New York, New York
Unlimited Tax
(Par Call August 1, 2019 @100)
5.00 % due August 1, 2026	$350,000	$353,428	$402,283	$350,000	$354,139	$392,802

City of New York Municipal
Fin Auth Wtr & Swr Rev
(Par Call June 15, 2019 @100)
5.00 % due June 15, 2027	500,000	514,001	574,505	500,000	517,037	561,620

Port Authority of NY and NJ
(Par Call October 1, 2016 @100)
5.00 % due October 1, 2027	300,000	302,254	323,373	300,000	303,509	323,376

Port Authority of NY and NJ
(Par Call January 15, 2016 @100)
5.00 % due July 15, 2030	200,000	199,935	208,746	200,000	199,884	212,438

Port Authority of NY and NJ
5.375 % due March 1, 2028	150,000	154,177	186,345	150,000	154,491	175,344

NYS Dormitory
(Par Call July 1, 2018 @100)
5.00 % due July 1, 2029	300,000	300,000	335,781	300,000	300,000	326,607

Starpoint NY Central School District
Ref Unlimited Tax
5.0% due June 15, 2018	850,000	949,618	969,009	850,000	976,867	990,310

See accompanying notes and accountant's compilation report.

Contents
TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
SIX MONTHS ENDED OCTOBER 31, 2014 AND 2013

	2014			2013
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Revenue Backed (continued)
Greece NY Central School District
Unlimited Tax
(Par Call December 15, 2022 @100)
5.0% due December 15, 2023	500,000	580,370	595,175	500,000	590,039	580,365

N.Y.S. Thruway Authority
St Pers Income Tax Rev Transn
5.25% due March 15, 2019	750,000	778,297	882,278	750,000	784,786	897,540
	11,685,000	12,313,562	13,388,894	11,685,000	12,449,205	13,343,075

Pre-refunded
Triborough Bridge & Tunnel Authority NY
General Purpose Revs
(Escrowed to Maturity)
5.5% due January 1, 2017	$590,000	$591,435	$622,568	$720,000	$720,489	$779,486

Starpoint NY Central School District
Ref Unlimited Tax
5.0% due June 15, 2020	250,000	288,523	295,215	250,000	295,384	293,570
	840,000	879,958	917,783	970,000	1,015,873	1,073,056

General Obligations
Wantagh New York UN Free School
5.00% due September 1, 2021	550,000	641,715	668,058	550,000	655,122	661,111

Central Islip New York Union Free School
School District Ref Unlimited Tax
5.00% due July 15, 2022	750,000	912,003	905,093	750,000	932,942	896,775

Hilton New York
Central School District Unlimited Tax
4.0% due June 15, 2019	500,000	558,521	557,695	500,000	571,210	561,545

Rockville Center NY Limited Tax
4.0% due June 15, 2022	200,000	227,139	223,834	200,000	230,694	219,996

Brentwood New York UN Free School
5.00% due January 15, 2023	430,000	483,597	522,669	430,000	492,651	518,107

Connetquot New York
Central School District Unlimited Tax
5.0% due January 15, 2024	400,000	449,094	490,804	400,000	455,218	479,024

See accompanying notes and accountant's compilation report.

Contents
TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
SIX MONTHS ENDED OCTOBER 31, 2014 AND 2013

	2014			2013
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

General Obligations (continued)
Syosset New York
Central School District Unlimited Tax
5.0% due December 15, 2022	735,000	829,234	868,230	735,000	834,218	843,050

Syosset New York
Central School District Unlimited Tax
5.0% due December 15, 2022	125,000	144,109	150,668	-	-	-

Onondaga County NY
Ref Unlimited Tax
(Par Call March 15, 2024 @100)
5.0% due March 15, 2025	285,000	338,594	349,966	-	-	-

North Babylon NY Un Free School Dist
Ref Unlimited Tax
(Par Call August 1, 2022 @100)
5.0% due August 1, 2023	250,000	294,778	298,083	-	-	-

Battery Park City NY Authority SR-Ser A
(Par Call November 1, 2023 @100)
5.0% due November 1, 2029	140,000	158,196	165,822	-	-	-

Buffalo & Ft. Erie NY Pub Bridge Auth
Toll Bridge Sys Rev
5.0% due January 1, 2025	410,000	488,535	497,400	-	-	-

Bayport Blue Point NY Un Free School Dist
Ref Unlimited Tax
5.0% due September 15, 2024	250,000	307,482	311,255	-	-	-

Saratoga Springs NY Ref
Public Imports-Unlimited Tax
(Par Call February 15, 2023 @100)
5.0% due February 15, 2025	225,000	267,876	271,757	-	-	-

Build NYC Resource Corp.NY Rev
United Jewish Appeal
(Par Call July 1, 2024 @100)
5.0% due July 1, 2025	320,000	386,019	393,722	-	-	-

Tompkins County NY Public Impt Ser B
Limited Tax
(Par Call December 15, 2024 @100)
5.0% due December 15, 2027	500,000	621,181	610,275	-	-	-

See accompanying notes and accountant's compilation report.

Contents
TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
SIX MONTHS ENDED OCTOBER 31, 2014 AND 2013

	2014			2013
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

General Obligations (continued)
Util Debt Securitization Auth NY
Restructuring Ser TE
(Par Call December 15, 2023 @100)
5.0% due December 15, 2028	500,000	553,325	600,930	-	-	-

Clarkstown Central School District
NY Unlimited Tax
4.0% due May 15, 2019	500,000	556,193	563,455	-	-	-

Rhinebeck New York
Central School District Unlimited Tax
(Par Call June 15, 2023 @100)
4.0% due June 15, 2025	535,000	590,820	587,227	535,000	597,304	564,297

Queensbury New York Union Free School
4.00% due December 15, 2018	225,000	242,186	250,450	225,000	246,363	255,024

Riverhead NY Limited Tax
4.0% due June 1, 2021	$1,005,000	$1,105,956	$1,138,806	$1,005,000	$1,121,320	$1,130,916

Bethlehem, NY Central School District
Unlimited Tax
4.00% due January 15, 2021	500,000	549,496	558,765	500,000	557,483	555,145

Plainview Old Bethpage New York Central
School District Ref Unlimited Tax
5.00% due December 15, 2020	250,000	272,678	301,783	250,000	276,388	302,480
	9,585,000	10,978,727	11,286,747	6,080,000	6,970,913	6,987,470
Short-term
Clarkstown Central School District
NY Unlimited Tax
(Par Call April 15, 2014 @100)
5.25% due April 15, 2015	35,000	35,007	35,142	400,000	404,142	409,305

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2014	-	-	-	275,000	274,967	276,117

Ardsley New York Union Free
School District Unlimited Tax
5.00% due June 15, 2014	-	-	-	415,000	418,630	426,300

See accompanying notes and accountant's compilation report.

Contents
TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
SIX MONTHS ENDED OCTOBER 31, 2014 AND 2013

	2014			2013
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value

Short-term (continued)
Unadilla Valley New York Central School
District Ref Unlimited Tax
4.00% due June 15, 2014	-	-	-	500,000	506,698	511,145

Erie County New York
Indl. Dev. Agency
5.0% due May 1, 2014	-	-	-	250,000	254,574	256,013

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2015	275,000	273,064	276,095	275,000	275,637	276,089

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2015	310,000	312,456	322,347	310,000	317,476	336,080

N.Y.S. Dormitory Authority Revs
Supported Debt Mental Health Svcs Facs
Impt (Par Call February 15, 2015 @100)
5.0% due February 15, 2021	1,035,000	1,038,312	1,049,531	1,035,000	1,043,429	1,091,325

Niagara Falls Bridge Commission
NY Toll Rev Highway Impts
5.25% due October 1, 2015	65,000	65,374	66,937	435,000	440,965	449,699

	1,720,000	1,724,213	1,750,052	3,895,000	3,936,518	4,032,073

	$33,490,000	$35,908,369	$38,241,501	$33,765,000	$36,018,519	$38,229,588

See accompanying notes and accountant's compilation report.

Contents
TRIDAN CORP.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2014 AND 2013

	2014	2013
Investment income

Interest	$824,379	$839,352
Amortization of bond premium and discount - net	(212,450)	(221,785)

Total investment income	611,929	617,567

Expenses

Investment advisory fees	58,212	61,809
Professional fees	69,430	70,425
Director's fees	38,500	38,500
Administrative and accounting expenses	36,000	36,000
Insurance and other expenses	8,521	6,865

Total expenses	210,663	213,599

Net investment income	401,266	403,968

Realized and unrealized gain (loss) on investments
Net realized gain on investments	18,876	27,052
Net unrealized appreciation (depreciation) on investments	93,219	(1,019,321)

Net realized and unrealized gain (loss) on investments	112,095	(992,269)

Net increase (decrease) in net assets resulting from operations	$513,361	$(588,301)

See accompanying notes and accountant's compilation report.

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TRIDAN CORP.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2014	Year Ended April 30, 2014

Increase (decrease) in net assets resulting from operations
Net investment income	$401,266	$812,134

Net realized gain on investments	18,876	191,544

Unrealized depreciation on investments	93,219	(990,479)

Net increase in net assets resulting from operations	513,361	13,199

Distributions to shareholders from
Net investment income	(586,105)	(829,832)
Capital gains	(1,688)	(191,544)

Redemptions of shares
-0- ( October 2014) and
2,607.1877 shares (April 2014), respectively	-	(32,794)

Total decrease	(74,432)	(1,040,971)

Net assets
Beginning of period	38,843,322	39,884,293

End of period	$38,768,890	$38,843,322

See accompanying notes and accountant's compilation report.

Contents
TRIDAN CORP.
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2014 AND 2013

1.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by Tridan Corp. (the "Company"), a closed‑end, non‑diversified management investment company, registered under the Investment Company Act of 1940, in the preparation of its financial statements.

Recently issued accounting standards
In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities” ("FASB ASU 2011-11"). FASB ASU 2011-11 adds certain additional disclosure requirements about financial instruments and derivative instruments that are subject to offsetting and related arrangements. The new disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. As the amendment impacts disclosure only, it will have no effect on the Company’s financial condition or results of operations.

In June 2013, the FASB issued ASU-2013-08, Amendments to the scope, measurement and disclosure requirements for Investment Companies under Generally Accepted Accounting Principles in the United States of America (“GAAP”).  The amendments do all of the following:

1.  Change the approach to the investment company assessment in Topic 946, clarify the  characteristics of an investment company, and provide comprehensive guidance for  assessing whether an entity is an investment company.

2.  Require an investment company to measure non-controlling ownership interests in  other investment companies at fair value rather than using the equity method of  accounting.

3. Require the following additional disclosures:

(a)    the fact that the entity is an investment company and is applying the guidance in  Topic 946,

(b)    information about changes, if any, in an entity’s status as an investment  company, and

(c)    information about financial support provided or contractually required to  be provided by an investment company to any of its investees.

The amendment in this update is effective for an entity’s interim and annual reporting periods in fiscal years that begin after December 15, 2013.  Earlier application is prohibited.

The Company believes that this amendment will have no effect on the Company’s financial statements or disclosures.

Contents
TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2014 AND 2013

1.	Significant Accounting Policies (continued)

Acquisition and valuation of investments
Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date.  Short-term investments are stated at cost, which is equivalent to fair value.

Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation.  Securities for which quotations are not readily available are valued at fair value as determined by the board of directors.  There were no securities valued by the board of directors, for which quotations were not readily available, as of October 31, 2014 and 2013.

Amortization of bond premium or discount
In determining investment income, bond premiums or discounts are amortized over the remaining term of the obligation.

Income taxes
It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no income tax provision is required.

The Company recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Company’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded.

The Company identifies its major tax jurisdictions as U.S. Federal, New York State and New York City where the Company makes significant investments; however, the Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Generally, the Company’s tax returns are subject to examination by Federal, state and local authorities for a period of three years from the later of the due date of such returns or the actual date the returns were filed.

Interest income from municipal investments are exempt from Federal and state income taxes.

Contents
TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2014 AND 2013

1.	Significant Accounting Policies (continued)

Distributions to shareholders
Dividends to shareholders from net investment income, if any, are paid quarterly.  Distribution of capital gains, if any, are made at least annually, and as required to comply with Federal excise tax requirements. Dividends to shareholders are determined in accordance with tax regulations and are recorded on the ex-dividend date

Cash and cash equivalents
The Company considers all investments that can be liquidated on demand to be cash equivalents.

Use of estimates
The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Significant estimates are used in determining the fair value of investments.

Concentration of credit risk
The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and investments.  The Company maintains all of its cash on deposit in one financial institution.  The cash and cash equivalent balance at October 31, 2014 was approximately $111,000.  The value of the Company's investments may be subject to possible risks involving, among other things, the continued credit worthiness of the various state and local government agencies and public financing authorities underlying its investments.

Fair value of financial instruments
The carrying amounts for accrued interest receivables and accrued liabilities reflected in the financial statements approximate fair value because of the short maturities of these items.  The company accounts for its investments in municipal obligations in accordance with the accounting guidance for investment companies (FASB ASC 946).  See Note 1 “Acquisition and Valuation of Investments” for a description of the valuation methodology which is unchanged as of October 31, 2014 and 2013.  FASB ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about the use of fair value measurements.  The valuation techniques required by FASB ASC 820 are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions.

Contents
TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2014 AND 2013

1.	Significant Accounting Policies (continued)

These two types of inputs create the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that a company has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability to the extent that relevant observable  inputs are not available, representing a company’s own assumptions about the  assumptions that a market participant would use in valuing the asset or liability, that would be based on the best information available.

The Company’s investments in municipal obligations are all considered as Level 2 instruments.

The following table presents the Company’s financial assets that are measured at fair value as of  October 31, 2014 and 2013:

	Quoted Prices for Identical Instruments in Non-active Markets (Level 2)
	October 31,
	2014	2013

Investments in municipal obligations	$38,241,501	$38,229,588
Total investments at fair value	$38,241,501	$38,229,588

The Company utilizes quoted market prices for it securities owned, when available. Instruments classified as Level 2 are valued using industry-standard models or other valuation methodologies calibrated to observable market inputs. These models consider various assumptions regarding the security or securities with similar characteristics, such as trade data, bid price or spread, two sided markets, quotes, benchmark curves, and market data feeds, as  well as other measurements.

2.	Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	October 31,
	2014	2013
Cash – demand deposits	$110,802	$81,982

Contents
TRIDAN CORP.
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2014 AND 2013

3.	Accrued Liabilities

Accrued liabilities consist of the following at:

	October 31
	2014	2013

Accrued investment advisory and custodian fees (a)	$66,864	$41,405
Accrued fees - affiliate (b)	$19,194	$19,628
Accrued other:
Accrued audit fees (c)	$11,750	$11,750
Accrued administrative and accounting expenses	-	-
	$11,750	$11,750

(a)	The Company utilizes the services of J.P. Morgan Investment Management, Inc. as its investment advisor and J.P. Morgan Chase Bank N.A. as its custodian for its investments. The annual advisory fee is .28 of one percent and the custody fee is .02 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.

(b)	For the six months ending October 31, 2014 and 2013, the Company incurred legal fees of approximately $46,000 and $47,000, respectively, for professional fees paid to the law firm of which an officer of the Company is a member.

(c)	For the six months ending October 31, 2014 and 2013, the Company incurred audit fees of approximately $24,000 for each period.

4.	Investment Transactions

Purchases and sales of investments in municipal obligations (excluding short-term and demand investments) amounted to approximately $2,719,902 and $2,285,000,  respectively, for the six months ending October 31, 2014, and $4,004,824 and $1,970,547, respectively, for the six months ending October 31, 2013.

The U.S. Federal income tax basis (aggregate cost) of the Company’s investments, at October 31, 2014 and 2013, was approximately $35,908,369 and $36,018,519, respectively, and net unrealized appreciation, at October 31, 2014 and 2013, for U.S. Federal income tax purposes was approximately $2,333,130 and $2,211,069, respectively (gross unrealized appreciation of approximately $2,358,672 and $2,329,331, respectively; gross unrealized depreciation of approximately $25,542 and $118,262, respectively).

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TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2014 AND 2013

5.	Common Stock, Share Redemption Plan and Net Asset Values

At October 31, 2014 and 2013, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982.

The Company has a share redemption plan applicable to 30,865 shares and 32,883 shares, respectively, of outstanding common stock, at October 31, 2014 and 2013.  The plan permits eligible shareholders or their estates to have their shares redeemed upon reaching age 65 or upon death.  Shares are redeemed at the net asset value per share, based on fair value, as of the end of the Company's fiscal quarter in which the request for redemption is received.  At October 31, 2014 and 2013, 105,453.3643 shares ($1,250,965) and 104,676.1213 shares ($1,241,209), respectively, had been redeemed under this plan.

The net asset value per share is calculated by dividing the aggregate fair value of all assets less the aggregate fair value of all liabilities by the number of common shares outstanding at the end of the period.

The net asset values per share and the shares outstanding are as follows:

	October 31,
	2014	2013
Net asset value	$12.53	$12.50
Shares outstanding at:
October 31, 2014		3,093,646.6357
October 31, 2013		3,094,423.8787

6.	Distributions

During the six months ended October 31, 2014 and 2013, distributions of $587,793 ($.19 per share) and $588,160 ($.19 per share), respectively, were declared and paid to shareholders. Distributions for the year ended April 30, 2014 amounted to $1,021,376 ($.33 per share).

The tax character of distributions paid during the six months ending October 31, 2014 and 2013 and year ended April 30, 2014 were as follows:

	Six Months Ended October 31,		Year ended April 30,

	2014	2013	2014
Distributions paid from
Investment income:
Tax-exempt investment income, net	$586,105	$574,592	$829,832
Taxable investment income	1,688	13,568	191,544
	$587,793	$588,160	$1,021,376

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TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2014 AND 2013

6.	Distributions (continued)

As of October 31, 2014 and 2013 and April 30, 2014, the components of distributable earnings on a tax basis were as follows:

	Six Months Ended October 31,		Year ended April 30,
	2014	2013	2014

Over-distributed tax-exempt investment income, net	$(210,759)	$(192,413)	$(25,921)

Undistributed capital gains (losses)	$17,188	$27,050	$-0-
Unrealized appreciation of investments,net	$2,333,130	$2,211,069	$2,239,911

Capital loss carry forwards as of October 31, 2014 and 2013 were $0 for each period, respectively. The Company had no capital reclassification related to permanent book/tax differences for the six months ending October 31, 2014 and 2013, respectively.  There were no significant differences between total GAAP basis net investment income and net realized gain, and actual distributions for the six months ended October 31, 2014 and 2013.

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TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2014 AND 2013

Note 7 - Financial Highlights

Selected per share data and ratios are as follows:

	For the Six Months Ended October 31,
	2014	2013	2012	2011	2010
Per share operating performance:
(For a share of common stock Outstanding throughout the period):

Net asset value -beginning of year	$12.56	$12.88	$12.89	$12.32	$12.32

Income from investment operations:
Net investment income	.13	.13	.14	.16	.16
Net realized and unrealized gain (loss) on investments	.04	(.32)	.05	.23	.18
Total from investment operations	.17	(.19)	.19	.39	.34
Less distributions:
Dividends (from net investment income)	(.19)	(.18)	(.19)	(.20)	(.23)
Capital gains	(.00)	(.01)	(.00)	(.00)	(.00)
Total distribution	(.19)	(.19)	(.19)	(.20)	(.23)

Net asset value - end of year	$12.53	$12.50	$12.89	$12.51	$12.43

Per share market value – end of period	$12.53	$12.50	$12.89	$12.51	$12.43

Total investment return	(0.00%)	(1.51%)	(0.02%)	1.53%	0.98%

Ratios/Supplemental Data:
net assets end of period (in 000s)	$38,769	$38,685	$39,915	$38,805	$38,590

Ratio of expenses to average net assets	1.09%	1.09%	1.07%	1.08%	1.07%

Ratio of net investment income To average net assets	2.07%	2.06%	2.15%	2.46%	2.61%

Portfolio turnover rate	5.76%	5.12%	1.38%	3.38%	1.26%

Average (simple) number of shares outstanding (in thousands)	3,094	3,095	3,100	3,104	3,104

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Item 2.	Code of Ethics

Not required in this report.

Item 3.	Audit Committee Financial Expert

Not required in this report.

Item 4.	Principal Accountant Fees and Services

Not required in this report.

Item 5.	Audit Committee of Listed Registrants.

Not required in this report.

Item 6.	Investments.

(a)	A schedule of registrant’s investments in securities of unaffiliated issuers as of October, 31, 2014 is included as part of the financial statement filed under Item 1 of this Form.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

No change in the portfolio managers identified in the registrant’s most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant’s board of directors.

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Item 11.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report. Based on that evaluation, said officers have concluded that the registrant’s disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during its last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	The following exhibits are filed herewith:

(2)	The separate certifications for the registrant’s principal executive and principal financial officers.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date:	December 18, 2014

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date:	December 18, 2014

By (Signature and Title)	/S/ Warren F. Pelton
Warren F. Pelton, Treasurer and Chief Financial Officer

Date:	December 18, 2014